Equity - Summary of Changes in Preferred Shares Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Preferred Shares outstanding, beginning of year	65,286	70,002
Conversion of Preferred Shares into Common Shares	(1,225)	(4,716)
Preferred Shares outstanding, end of year	64,061	65,286